Document and Entity Information	Jun. 28, 2021
Details
Registrant CIK	0000318673
Registrant Name	SECURITY NATIONAL FINANCIAL CORPORATION
SEC Form	8-K
Period End date	Jun. 28, 2021
Tax Identification Number (TIN)	87-0345941
Emerging Growth Company	false
Entity Incorporation, State or Country Code	UT
Entity File Number	000-09341
Entity Address, Address Line One	121 West Election Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020
City Area Code	801
Local Phone Number	264-1060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false